Condensed Consolidated Interim Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Convertible Preferred Stock [Member]	Preferred Stock [Member] Class A Temporary Equity [Member] CSLM Acquisition Corp [Member]	Common Stock [Member]	Common Stock [Member] Common Class A [Member] CSLM Acquisition Corp [Member]	Common Stock [Member] Common Class B [Member] CSLM Acquisition Corp [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] CSLM Acquisition Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] CSLM Acquisition Corp [Member]	AOCI Attributable to Parent [Member]	Total		CSLM Acquisition Corp [Member]	Common Class A [Member] CSLM Acquisition Corp [Member]	Share Subscription Receivable [Member] CSLM Acquisition Corp [Member]
Balance at Dec. 31, 2022	$ 7,840,000	$ 194,767,885	$ 2,000		$ 474		$ 153,000		$ (12,072,000)	$ (6,489,773)	$ 199,000	$ (3,878,000)		$ (6,489,299)
Balance, shares at Dec. 31, 2022	9,005,197	18,975,000	9,220,534		4,743,750
Balance, shares at Dec. 31, 2022
Conversion of Sponsor Class B ordinary shares to Class A ordinary shares	$ 25,000			$ 474	$ (474)							25,000
Conversion of Sponsor Class B ordinary shares to Class A ordinary shares , shares	38,037			4,743,749	(4,743,749)
Stock-based compensation							2,154,000					2,154,000
Net (loss) income									(6,762,000)	4,626,782		(6,762,000)		4,626,782
Foreign currency translation											(6,000)	$ (6,000)
Exercise of stock options, shares												2,470,000
Redemption of Class A ordinary shares		(149,486,187)
Redemption of Class A ordinary shares , shares		(14,202,813)
Sponsor waiver of administrative services fees								240,000						240,000
Remeasurement of Class A ordinary shares subject to redemption		$ 6,695,220						(240,000)		(6,455,220)				(6,695,220)
Redemption of Class A ordinary shares subject to redemption , shares
Balance at Dec. 31, 2023	$ 7,865,000	$ 51,976,918	$ 2,000	$ 474	$ 0		2,307,000		(18,834,000)	(8,318,211)	193,000	$ (8,467,000)		(8,317,737)
Balance, shares at Dec. 31, 2023	9,043,234	4,772,187	9,220,534	4,743,749	1
Balance, shares at Dec. 31, 2023												0
Net (loss) income										148,092				148,092
Sponsor waiver of administrative services fees								30,000						30,000
Remeasurement of Class A ordinary shares subject to redemption		$ 889,342						(30,000)		(859,342)				(889,342)
Redemption of Class A ordinary shares subject to redemption , shares
Balance at Mar. 31, 2024		$ 52,866,260		$ 474	$ 0					(9,029,461)				(9,028,987)
Balance, shares at Mar. 31, 2024		4,772,187		4,743,749	1
Balance at Dec. 31, 2023	$ 7,865,000	$ 51,976,918	$ 2,000	$ 474	$ 0		2,307,000		(18,834,000)	(8,318,211)	193,000	$ (8,467,000)		(8,317,737)
Balance, shares at Dec. 31, 2023	9,043,234	4,772,187	9,220,534	4,743,749	1
Balance, shares at Dec. 31, 2023												0
Stock-based compensation							976,000					$ 976,000
Net (loss) income									(11,934,000)			(11,934,000)		437,633
Foreign currency translation											49,000	49,000
Common stock repurchase			(0)			(2,903,000)						(2,903,000)
Exercise of stock options			0				12,000					12,000
Gain on extinguishment recorded as a capital transaction							343,000					343,000
Issuance of shares upon repayment of 2023 Promissory Notes			$ 0				888,000					888,000
Issuance of shares upon repayment and forgiveness of 2023 Promissory Notes, shares			2,428,833
Issuance of common stock upon cashless exercise			$ 700,000,000
Premium from extinguishment of payable							70,000					70,000
Balance at Sep. 30, 2024	$ 7,865,000	$ 15,779,835	$ 2,000	$ 474	$ 0	(2,903,000)	4,596,000		(30,767,000)	(10,189,718)	242,000	(20,965,000)		(10,189,244)
Balance, shares at Sep. 30, 2024	9,043,234	1,372,687	11,008,513	4,743,749	1
Balance at Dec. 31, 2023	$ 7,865,000	$ 51,976,918	$ 2,000	$ 474	$ 0		2,307,000		(18,834,000)	(8,318,211)	193,000	$ (8,467,000)		(8,317,737)
Balance, shares at Dec. 31, 2023	9,043,234	4,772,187	9,220,534	4,743,749	1
Balance, shares at Dec. 31, 2023												0
Stock-based compensation							1,067,000					$ 1,067,000
Net (loss) income									(15,383,000)	172,315		(15,383,000)		172,315
Foreign currency translation											57,000	57,000
Common stock repurchase						(2,903,000)						(2,903,000)
Common stock repurchase, shares			(667,000)			667,000
Exercise of stock options							12,000					$ 12,000
Exercise of stock options, shares			26,146									2,485,854	[1]
Gain on extinguishment recorded as a capital transaction							343,000					$ 343,000
Issuance of shares upon repayment of 2023 Promissory Notes							899,000					899,000
Issuance of shares upon repayment and forgiveness of 2023 Promissory Notes, shares			2,459,708
Premium from extinguishment of payable							70,000					70,000
Redemption of Class A ordinary shares		(38,596,223)
Redemption of Class A ordinary shares , shares		(3,399,500)
Sponsor waiver of administrative services fees								120,000						120,000
Remeasurement of Class A ordinary shares subject to redemption		$ 2,672,507						(120,000)		(2,552,507)				(2,672,507)
Redemption of Class A ordinary shares subject to redemption , shares
Balance at Dec. 31, 2024	$ 7,865,000	$ 16,053,202	$ 2,000	$ 474	$ 0	$ (2,903,000)	4,698,000		(34,217,000)	(10,698,403)	250,000	$ (24,305,000)		(10,697,929)
Balance, shares at Dec. 31, 2024	9,043,234	1,372,687	11,039,388	4,743,749	1
Balance, shares at Dec. 31, 2024						667,000						667,000
Balance at Mar. 31, 2024		$ 52,866,260		$ 474	$ 0					(9,029,461)				(9,028,987)
Balance, shares at Mar. 31, 2024		4,772,187		4,743,749	1
Net (loss) income										422,450				422,450
Sponsor waiver of administrative services fees								30,000						30,000
Remeasurement of Class A ordinary shares subject to redemption		$ 899,680						(30,000)		(869,680)				(899,680)
Redemption of Class A ordinary shares subject to redemption , shares
Balance at Jun. 30, 2024		$ 53,765,940		$ 474	$ 0					(9,476,691)				(9,476,217)
Balance, shares at Jun. 30, 2024		4,772,187		4,743,749	1
Net (loss) income										(132,909)				(132,909)
Redemption of Class A ordinary shares		(38,596,223)
Redemption of Class A ordinary shares , shares		(3,399,500)
Sponsor waiver of administrative services fees								30,000						30,000
Remeasurement of Class A ordinary shares subject to redemption		$ 610,118						(30,000)		(580,118)				(610,118)
Redemption of Class A ordinary shares subject to redemption , shares
Balance at Sep. 30, 2024	$ 7,865,000	$ 15,779,835	$ 2,000	$ 474	$ 0	$ (2,903,000)	4,596,000		(30,767,000)	(10,189,718)	242,000	$ (20,965,000)		(10,189,244)
Balance, shares at Sep. 30, 2024	9,043,234	1,372,687	11,008,513	4,743,749	1
Balance at Dec. 31, 2024	$ 7,865,000	$ 16,053,202	$ 2,000	$ 474	$ 0	(2,903,000)	4,698,000		(34,217,000)	(10,698,403)	250,000	(24,305,000)		(10,697,929)
Balance, shares at Dec. 31, 2024	9,043,234	1,372,687	11,039,388	4,743,749	1
Net (loss) income										(2,061,897)				(2,061,897)
Sponsor waiver of administrative services fees								30,000						30,000
Remeasurement of Class A ordinary shares subject to redemption		$ 258,558						(180,280)		(78,278)				(258,558)
Redemption of Class A ordinary shares subject to redemption , shares
Substantial premium on promissory note issuance								1,822,844						1,822,844
Balance at Mar. 31, 2025		$ 16,311,760		$ 474	$ 0			1,672,564		(12,838,578)				(11,165,540)
Balance, shares at Mar. 31, 2025		1,372,687		4,743,749	1
Balance at Dec. 31, 2024	$ 7,865,000	$ 16,053,202	$ 2,000	$ 474	$ 0	$ (2,903,000)	4,698,000		(34,217,000)	(10,698,403)	250,000	$ (24,305,000)		(10,697,929)
Balance, shares at Dec. 31, 2024	9,043,234	1,372,687	11,039,388	4,743,749	1
Balance, shares at Dec. 31, 2024						667,000						667,000
Stock-based compensation							176,000					$ 176,000
Net (loss) income									(5,213,000)			(5,213,000)		(22,105,674)
Foreign currency translation											8,000	$ 8,000
Exercise of stock options, shares												10,292
Issuance of shares upon repayment of 2023 Promissory Notes			$ 0				3,000					$ 3,000
Issuance of shares upon repayment and forgiveness of 2023 Promissory Notes, shares			10,292
Issuance of common stock upon cashless exercise			$ 0				707,000					707,000
Issuance of common stock upon cashless exercise, shares			1,133,537
Shares withheld related to cashless exercise			$ 0				(707,000)					(707,000)
Shares withheld related to cashless exercise, shares			(120,412)
Loss from extinguishment of convertible notes payable							391,000					391,000
Remeasurement of Class A ordinary shares subject to redemption															$ 4,492,794
Redemption of Class A ordinary shares subject to redemption , shares															371,545
Balance at Sep. 30, 2025	$ 7,865,000	$ 11,066,706	$ 2,000	$ 474	$ 0	$ (2,903,000)	5,268,000	1,262,193	(39,430,000)	(32,882,355)	258,000	$ (28,940,000)		(42,624,761)		(11,005,073)
Balance, shares at Sep. 30, 2025	9,043,234	901,955	12,062,805	4,743,749	1
Balance, shares at Sep. 30, 2025						667,000						667,000
Balance at Mar. 31, 2025		$ 16,311,760		$ 474	$ 0			1,672,564		(12,838,578)				(11,165,540)
Balance, shares at Mar. 31, 2025		1,372,687		4,743,749	1
Net (loss) income										(203,872)				(203,872)
Sponsor waiver of administrative services fees								30,000						30,000
Remeasurement of Class A ordinary shares subject to redemption		$ 260,544						(260,544)						(260,544)
Redemption of Class A ordinary shares subject to redemption , shares
Balance at Jun. 30, 2025		$ 16,572,304		$ 474	$ 0			1,442,020		(13,042,450)				(11,599,956)
Balance, shares at Jun. 30, 2025		1,372,687		4,743,749	1
Net (loss) income										(19,839,905)				(19,839,905)
Redemption of Class A ordinary shares		(5,715,425)
Redemption of Class A ordinary shares , shares		(470,732)
Sponsor waiver of administrative services fees								30,000						30,000
Remeasurement of Class A ordinary shares subject to redemption		$ 209,827						(209,827)						(209,827)
Redemption of Class A ordinary shares subject to redemption , shares
Forward purchase agreement														(11,005,073)		(11,005,073)
Balance at Sep. 30, 2025	$ 7,865,000	$ 11,066,706	$ 2,000	$ 474	$ 0	$ (2,903,000)	$ 5,268,000	$ 1,262,193	$ (39,430,000)	$ (32,882,355)	$ 258,000	$ (28,940,000)		$ (42,624,761)		$ (11,005,073)
Balance, shares at Sep. 30, 2025	9,043,234	901,955	12,062,805	4,743,749	1
Balance, shares at Sep. 30, 2025						667,000						667,000

[1]	The number of options exercised excludes 10,292 stock options that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions